Risk Information - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK SEK in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Net exposure	SEK 327.2	SEK 340.7
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	167.1	173.7
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	11.4	19.9
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.9
Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.4
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	38.6	45.2
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	109.7	100.0
Spain
Disclosure of credit risk exposure [line items]
Net exposure	2.6	2.1
Spain | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.9	0.4
Spain | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	1.7	1.7
United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	7.7	8.5
United Kingdom | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.5	1.1
United Kingdom | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	1.7	3.9
United Kingdom | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	5.5	3.5
Finland
Disclosure of credit risk exposure [line items]
Net exposure	7.1	7.8
Finland | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.5	0.8
Finland | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.3
Finland | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure		0.6
Finland | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure		0.5
Finland | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	6.3	5.6
Denmark
Disclosure of credit risk exposure [line items]
Net exposure	4.8	8.4
Denmark | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.1
Denmark | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure		1.6
Denmark | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	2.2	4.0
Denmark | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	2.4	2.7
Russia
Disclosure of credit risk exposure [line items]
Net exposure	0.1
Russia | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.1
The Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	2.6	2.8
The Netherlands | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	2.4	2.5
The Netherlands | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.3
France
Disclosure of credit risk exposure [line items]
Net exposure	10.3	14.0
France | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	7.8	10.3
France | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	2.5	3.7
France | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Norway
Disclosure of credit risk exposure [line items]
Net exposure	6.2	5.9
Norway | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.5	0.6
Norway | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	3.4	4.2
Norway | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	2.3	1.1
Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	0.4	4.8
Luxembourg | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.9
Luxembourg | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.3
Luxembourg | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Luxembourg | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.4	1.6
Poland
Disclosure of credit risk exposure [line items]
Net exposure	3.1	3.3
Poland | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	3.1	3.3
Poland | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure		0.0
Italy
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.0
Italy | Central governments
Disclosure of credit risk exposure [line items]
Net exposure		0.0
Italy | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.0
Germany
Disclosure of credit risk exposure [line items]
Net exposure	4.7	6.9
Germany | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	1.4	3.1
Germany | Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.4
Germany | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	2.0	3.0
Germany | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.9	0.8
Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	0.5	1.6
Switzerland | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.2	1.3
Switzerland | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.3
Ireland
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.4
Ireland | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure		0.0
Ireland | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.4
Iceland
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.3
Iceland | Central governments
Disclosure of credit risk exposure [line items]
Net exposure		0.1
Iceland | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Austria
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.6
Austria | Central governments
Disclosure of credit risk exposure [line items]
Net exposure		0.5
Austria | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Latvia
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.3
Latvia | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.3
Belgium
Disclosure of credit risk exposure [line items]
Net exposure	0.9	0.6
Belgium | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.7	0.4
Belgium | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Hungary
Disclosure of credit risk exposure [line items]
Net exposure	0.0
Hungary | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.0
Portugal
Disclosure of credit risk exposure [line items]
Net exposure		0.1
Portugal | Central governments
Disclosure of credit risk exposure [line items]
Net exposure		0.1
Estonia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Estonia | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Other countries
Disclosure of credit risk exposure [line items]
Net exposure		0.2
Other countries | Corporates
Disclosure of credit risk exposure [line items]
Net exposure		0.2
European countries excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	52.1	68.7
European countries excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	14.0	21.9
European countries excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	0.3	1.9
European countries excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.9
European countries excl. Sweden | Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.4
European countries excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	16.4	24.4
European countries excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	SEK 21.0	SEK 18.6